Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Acquired During Period	$ (1,206)
Goodwill [Roll Forward]
Balance, at January 1,	622,654
Net translation differences	(4,451) [1]
Balance, at December 31,	$ 616,997

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.